Transactions with Related Parties - Schedule of Interest Payable from Related Parties (Detail)	Dec. 31, 2020 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payable from related parties	$ 67,912
Related Party in Substance / JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payable from related parties	61,711
Key Management Personnel / Others
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payable from related parties	$ 6,201